Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Progression of the liability for uncertain tax positions, excluding interest and penalties
Balance at January 1	$ 52	$ 36	$ 36
Additions for tax positions of current year	7	16
Balance at December 31	$ 59	$ 52	$ 36